CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares
Current liabilities:
Short-term borrowings and current portion of long-term borrowings	$ 654,193	¥ 4,554,362		¥ 2,890,842
Accounts payable	104,349	726,455		718,890
Rental payable	79,492	553,410		180,994
Advance from residents	140,244	976,348		279,534
Amount due to a related party	1,629	11,343		10,343
Deposits from residents	86,954	605,356		287,304
Accrued expenses and other current liabilities	71,172	495,484		214,170
Non-current liabilities:
Long-term borrowings, excluding current portion	96,132	669,250		182,646
Deferred tax liabilities	1,012	7,042
Other non-current liabilities	$ 3,938	¥ 27,419		¥ 51,539
Ordinary Shares
Ordinary shares, par value per share | $ / shares	$ 0.00002		$ 0.00002
Ordinary shares authorized	1,051,493,148	1,051,493,148		1,386,190,398
Ordinary shares issued	281,290,000	281,290,000		287,500,000
Ordinary shares outstanding	281,290,000	281,290,000		287,500,000
Series A1 Convertible Preferred Shares
MEZZANINE EQUITY
Par value per share | $ / shares	$ 0.00002		0.00002
Shares authorized	118,750,000	118,750,000		118,750,000
Shares issued	118,750,000	118,750,000		118,750,000
Shares outstanding	118,750,000	118,750,000		118,750,000
Liquidation value | ¥		¥ 1,425		¥ 1,402
Series A2 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Par value per share | $ / shares	$ 0.00002		0.00002
Shares authorized	143,750,000	143,750,000		143,750,000
Shares issued	143,750,000	143,750,000		143,750,000
Shares outstanding	143,750,000	143,750,000		143,750,000
Redemption value | ¥		¥ 34,806		¥ 32,156
Liquidation value | ¥		¥ 36,102		¥ 35,517
Series A2I Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Par value per share | $ / shares	$ 0.00002		0.00002
Shares authorized	16,967,466	16,967,466		16,967,466
Shares issued	16,967,466	16,967,466		16,967,466
Shares outstanding	16,967,466	16,967,466		16,967,466
Redemption value | ¥		¥ 7,208		¥ 6,826
Liquidation value | ¥		¥ 7,523		¥ 7,401
Series A3 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Par value per share | $ / shares	$ 0.00002		0.00002
Shares authorized	256,065,251	256,065,251		283,220,939
Shares issued	256,065,251	256,065,251		275,076,555
Shares outstanding	256,065,251	256,065,251		275,076,555
Redemption value | ¥		¥ 119,576		¥ 118,316
Liquidation value | ¥		¥ 156,964		¥ 149,981
Series B1 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Par value per share | $ / shares	$ 0.00002		0.00002
Shares authorized	183,823,115	183,823,115		183,823,115
Shares issued	183,823,115	183,823,115		183,823,115
Shares outstanding	183,823,115	183,823,115		183,823,115
Redemption value | ¥		¥ 477,259		¥ 440,721
Liquidation value | ¥		¥ 627,858		¥ 617,688
Series B2 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Par value per share | $ / shares	$ 0.00002		0.00002
Shares authorized	141,000,686	141,000,686		141,000,686
Shares issued	141,000,686	141,000,686		141,000,686
Shares outstanding	141,000,686	141,000,686		141,000,686
Redemption value | ¥		¥ 558,008		¥ 510,802
Liquidation value | ¥		¥ 743,516		¥ 731,473
Series C Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Par value per share | $ / shares	$ 0.00002		0.00002
Shares authorized	0	0		226,297,396
Shares issued	0	0		226,297,396
Shares outstanding	0	0		226,297,396
Redemption value | ¥		¥ 0		¥ 1,749,409
Liquidation value | ¥		¥ 0		¥ 1,715,800
Series C-1 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Par value per share | $ / shares	$ 0.00002
Shares authorized	27,155,688	27,155,688		0
Shares issued	27,155,688	27,155,688		0
Shares outstanding	27,155,688	27,155,688		0
Redemption value | ¥		¥ 12,679		¥ 0
Liquidation value | ¥		¥ 15,050		¥ 0
Series C-2 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Par value per share | $ / shares	$ 0.00002		0.00002
Shares authorized	424,519,909	424,519,909		0
Shares issued	424,519,909	424,519,909		0
Shares outstanding	424,519,909	424,519,909		0
Redemption value | ¥		¥ 3,557,053		¥ 0
Liquidation value | ¥		¥ 3,271,730		¥ 0
Series D Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Par value per share | $ / shares	$ 0.00002		$ 0.00002
Shares authorized	136,474,737	136,474,737		0
Shares issued	136,474,737	136,474,737		0
Shares outstanding	136,474,737	136,474,737		0
Redemption value | ¥		¥ 1,338,189		¥ 0
Liquidation value | ¥		1,325,478		0
VIEs
Current liabilities:
Short-term borrowings and current portion of long-term borrowings | ¥		1,798,880		2,890,842
Accounts payable | ¥		73,289		358,466
Rental payable | ¥		118,500		180,994
Advance from residents | ¥		331,996		279,534
Amount due to a related party | ¥		11,343		10,343
Deposits from residents | ¥		221,646		287,304
Accrued expenses and other current liabilities | ¥		179,025		203,994
Non-current liabilities:
Long-term borrowings, excluding current portion | ¥		188,000		182,646
Deferred tax liabilities | ¥		0		0
Other non-current liabilities | ¥		¥ 3,356		¥ 51,539